As filed with the Securities and Exchange Commission
                                 on May 26, 2000
                           Registration No. 333-37006

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
--------------------------------------------------------------------------------
                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|

                        Pre-Effective Amendment No. 2                       |X|

                      Post-Effective Amendment No. ___                      |_|

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940          |_|

                              Amendment No. ___                             |_|

                        (Check appropriate box or boxes)
                            ------------------------

                            THE CAPITOL MUTUAL FUNDS
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 626-2275
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                                   Suite 5500
                             Washington, D.C. 20006

It is proposed that this filing will become effective on June 9, 2000 pursuant to a request for acceleration, but in any event no later than June 24, 2000.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed on August 13, 1999, the notice required by Rule 24f-2 for its fiscal year ended March 31, 1999 (File No. 33-33144; 811-6030).

                                Explanatory Note
                                ----------------

This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (the "Registration Statement") of Nations Reserves (the "Trust") is being filed in order to add the auditor's consent and pro forma statement of assets and liabilities and pro forma statement of operations to Part B of the Registration Statement. All other parts of the Registration Statement are hereby incorporated by reference.

      NATIONS INTERNATIONAL GROWTH FUND / NATIONS INTERNATIONAL EQUITY FUND
             Pro Forma Combining Statement of Net Assets (unaudited)
                                 MARCH 31, 2000

                                                                   NATIONS
                                                   NATIONS      INTERNATIONAL       NATIONS
                                                 INTERNATIONAL  EQUITY MASTER    INTERNATIONAL     ADJUSTMENTS TO      PRO FORMA
                                                  GROWTH FUND     PORTFOLIO        EQUITY FUND       PRO FORMA          COMBINED
                                                  (IN 000'S)      (IN 000'S)       (IN 000'S)        (IN 000'S)        (IN 000'S)
                                                  -------------------------------------------------------------        ------------

Total Investments in Master Portfolio              $ 135,548      $ 1,021,188                       $      -           $ 1,156,736
                                                   ==========     ============                                         ===========

   Nations Master Investment Trust, International
      Equity Portfolio Investments in securities
      in Master Portfolio                                  -                -       $ 913,055        135,548 (a)         1,048,603
OTHER ASSETS AND LIABILITIES:
Cash                                                     335                -               -                                  335
Receivable for investment securities sold              6,685                -               -                                6,685
Receivable for Fund shares sold                       11,618                -          31,258                               42,876
Dividend and interest receivable                         304                -               -                                  304
Prepaid expenses                                           -                -             261                                  261
Collateral on securities loaned                      (15,979)               -               -                              (15,979)
Payable for Fund shared redeemed                      (1,230)               -          (1,426)                              (2,656)
Investment advisory fee payable                         (104)               -               -                                 (104)
Administration fee payable                               (28)               -            (134)                                (162)
Shareholder servicing and distribution
   fees payable                                           (9)               -             (37)                                 (46)
Payable for investment securities purchased           (6,864)               -               -                               (6,864)
Accrued Directors' fees and expenses                     (16)               -             (59)                                 (75)
Other                                                    (54)               -             (16)                                 (70)
                                                  -------------------------------------------------------------        ------------
Total Other Assets and Liabilities                    (5,342)               -          29,847        135,548                24,505
                                                  -------------------------------------------------------------        ------------
NET ASSETS                                         $ 130,206      $ 1,021,188       $ 942,902      $ 135,548           $ 1,073,108
                                                  =============================================================        ============

NET ASSETS BY CLASS:
Primary A                                           $ 96,460              $ -       $ 866,731        $     -           $   963,191
Primary B                                                  -                -               -              -                     -
Investor A                                            31,710                -          43,111              -                74,821
Investor B                                             1,493                -          32,073              -                33,566
Investor C                                               543                -             987              -                 1,530
                                                  -------------------------------------------------------------        ------------
                                                   $ 130,206                        $ 942,902        $     -           $ 1,073,108
                                                  -------------------------------------------------------------        ------------

SHARES OUTSTANDING BY CLASS:
Primary A                                              6,786                -          51,785         (1,024)(b)            57,547
Primary B                                                  -                -               -              -                     -
Investor A                                             2,285                -           2,611           (364)(b)             4,532
Investor B                                               111                -           1,997            (18)(b)             2,090
Investor C                                                39                -              63             (5)(b)                97
                                                  -------------------------------------------------------------        ------------
                                                       9,221                -          56,456         (1,411)               64,266
                                                  -------------------------------------------------------------        ------------

NET ASSET VALUE PER SHARE BY CLASS:
Primary A                                           $  14.21       $        -       $   16.74            $ -               $ 16.74
Primary B                                           $      -       $        -       $       -            $ -               $     -
Investor A                                          $  13.88       $        -       $   16.51            $ -               $ 16.51
Investor B                                          $  13.42       $        -       $   16.06            $ -               $ 16.06
Investor C                                          $  13.92       $        -       $   15.72            $ -               $ 15.72


(a) Investment securities from International Growth invested in the International Equity Master Portfolio

(b) Reflects the issuance of Nations International Equity Fund shares to holders of shares of Nations International Growth Fund.

                  SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

      Nations International Growth Fund / Nations International Equity Fund
             Pro Forma Combining Statement of Operations (unaudited)
                    TWELVE MONTH PERIOD ENDING MARCH 31, 2000


                                                                             NATIONS
                                                             NATIONS      INTERNATIONAL       NATIONS
                                                           INTERNATIONAL  EQUITY MASTER    INTERNATIONAL  ADJUSTMENTS TO  PRO FORMA
                                                            GROWTH FUND     PORTFOLIO       EQUITY FUND      PRO FORMA     COMBINED
                                                            (IN 000'S)     (IN 000'S)        (IN 000'S)    (IN 000'S)     (IN 000'S)
                                                           -------------------------------------------------------------  ----------
INVESTMENT INCOME:
Interest                                                        $457         $ -                               $ -            $457
Interest allocated from Portfolio                                  -           -               $1,179                        1,179
Dividends (net of foreign withholding taxes of $268)           1,953           -                    -            -           1,953
Dividends allocated from Portfolio (net of foreign
   withholding taxes of $1,644)                                    -           -               13,695                       13,695
Securities lending                                                61           -                    -            -              61
Expenses allocated from Portfolio                                  -           -               (3,760)           -          (3,760)
                                                           -------------------------------------------------------------  ----------
Total Investment Income                                        2,471           -               11,114            -          13,585
                                                           -------------------------------------------------------------  ----------

EXPENSES:
Investment advisory fee                                        1,459           -                3,366         (127)(a)       4,698
Administration fee                                               368           -                1,492          125 (a)       1,985
Transfer agent fee                                                74           -                  294            -             368
Custodian fees (c)                                                78           -                  261          (66)(b)         273
Legal and audit fees                                             159           -                   87          (86)(b)         160
Registration & filing fees                                        31           -                   65          (20)(b)          76
Directors' fees and expenses                                      19           -                   19          (19)(b)          19
Interest expense                                                  25           -                    6          (31)(d)           -
Printing                                                          42           -                   97          (20)(b)         119
Other expenses                                                   287           -                   35         (302)(c)          20
                                                           -------------------------------------------------------------  ----------
Subtotal                                                       2,542           -                5,722         (546)          7,718
                                                           -------------------------------------------------------------  ----------
SHAREHOLDER SERVICING AND DISTRIBUTION FEES
Primary B                                                          -           -                    -            -               -
Investor A                                                        71           -                   74            -             145
Investor B                                                        13           -                  295            -             308
Investor C                                                         5           -                   10            -              15
                                                           -------------------------------------------------------------  ----------
   Subtotal                                                       89           -                  379            -             468
                                                           -------------------------------------------------------------  ----------
Fees waived and/or reimbursed by investment
  advisor, administrator and/or distributor                      (30)          -                 (215)         245 (e)           -
                                                           -------------------------------------------------------------  ----------
TOTAL EXPENSES                                                 2,601           -                5,886         (301)          8,186
                                                           -------------------------------------------------------------  ----------
NET INVESTMENT INCOME                                           (130)          -                5,228          301           5,399
                                                           -------------------------------------------------------------  ----------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
   Security transactions                                      65,606           -                    -                       65,606
   Security transactions allocated from Portfolio                  -           -              190,991                      190,991
   Futures contracts                                            (187)          -                    -                         (187)
   Forward foreign exchange contracts and foreign
      currency transactions                                     (238)          -                    -                         (238)
   Forward foreign exchange contracts and foreign
      currency transactions allocated from Portfolio               -           -               (1,216)                      (1,216)
                                                           -------------------------------------------------------------  ----------
Net realized gain/(loss) on investments                       65,181           -              189,775                      254,956
                                                           -------------------------------------------------------------  ----------
Change in unrealized appreciation/(depreciation) of:
Securities                                                   (22,928)          -                    -                      (22,928)
Securities allocated from Portfolio                                -           -               88,733                       88,733
Futures contracts                                                  -           -                    -                            -
Forward foreign exchange contracts, foreign
   currencies and other net assets                               (10)          -                    -                          (10)
Forward foreign exchange contracts, foreign
   currencies and other net assets allocated from Portfolio        -           -                   94                           94
                                                           -------------------------------------------------------------  ----------
Net change in unrealized appreciation/
   (depreciation) of investments                             (22,938)          -               88,827                       65,889
                                                           -------------------------------------------------------------  ----------
Net realized and unrealized gain/(loss)
on investments                                                42,243           -              278,602            -         320,845
                                                           -------------------------------------------------------------  ----------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                    $42,113         $ -             $283,830         $301        $326,244
                                                           =============================================================  ==========

LEGEND:
(a) Adjustment for reallocating advisory to admin fees.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Adjustment for duplication of expenses due to consolidation of the funds.
(d) Adjustment for interest expense since this is dependent upon portfolio decision-making.
(e) Adjustment for inapplicability of expense cap.


See Notes to Pro Forma Financial Statements

                                   SIGNATURES
                                   ----------

         Pursuant  to the  requirements  of the  Securities  Act  of  1933,  the
Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 26th day of May, 2000.

                                           NATIONS RESERVES

                                           By:            *
                                              ----------------------------------
                                                      A. Max Walker
                                                      President and Chairman
                                                      of the Board of Trustees

                                           By:  /s/ Richard H. Blank, Jr.
                                              ----------------------------------
                                                      Richard H. Blank, Jr.
                                                      *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                                    TITLE                             DATE
          ----------                                    -----                             ----

                *                              President and Chairman                  May 26, 2000
----------------------------------------       of the Board of Trustees
(A. Max Walker)                              (Principal Executive Officer)


 /s/ Richard H. Blank, Jr.                     Treasurer and Secretary                 May 26, 2000
----------------------------------------       (Principal Financial and
(Richard H. Blank, Jr.)                           Accounting Officer)


                *                                      Trustee                         May 26, 2000
----------------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         May 26, 2000
----------------------------------------
(James Ermer)

                *                                      Trustee                         May 26, 2000
----------------------------------------
(William H. Grigg)

                *                                      Trustee                         May 26, 2000
----------------------------------------
(Thomas F. Keller)

                *                                      Trustee                         May 26, 2000
----------------------------------------
(Carl E. Mundy, Jr.)

                *                                      Trustee                         May 26, 2000
----------------------------------------
(Cornelius J. Pings)

                *                                      Trustee                         May 26, 2000
----------------------------------------
(Charles B. Walker)

                *                                      Trustee                         May 26, 2000
----------------------------------------
(Thomas S. Word)

                *                                      Trustee                         May 26, 2000
----------------------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
----------------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                                  EXHIBIT INDEX
                                  -------------

                                Nations Reserves

                               File No. 333-37006

Exhibit Number                          Description
--------------                          -----------

EX.-99.14                               Consent of Independent Accountants --
                                        PricewaterhouseCoopers LLP